Trading properties (Tables)	12 Months Ended
Jun. 30, 2024
Trading properties
Schedule of trading properties
	Completed properties	Properties under development (i)	Undeveloped properties	Total
As of June 30, 2022	1,590	13,043	11,267	25,900
Additions	113	535	531	1,179
Currency translation adjustment	-	56	-	56
Transfers	546	-	(2,151)	(1,605)
Disposals	(40)	(1,586)	(947)	(2,573)
As of June 30, 2023	2,209	12,048	8,700	22,957
Additions	-	749	161	910
Currency translation adjustment	-	(1,062)	-	(1,062)
Disposals	(74)	(2,787)	-	(2,861)
As of June 30, 2024	2,135	8,948	8,861	19,944
	06.30.2024	06.30.2023
Non-current	19,533	22,422
Current	411	535
Total	19,944	22,957